Time charter revenues and related contract balances	9 Months Ended
Sep. 30, 2019
Time charter revenues and related contract balances
Time charter revenues and related contract balances

4. Time charter revenues and related contract balances

The Partnership presents its revenue by segment, disaggregated by revenue recognized in accordance with accounting standards on leasing and on revenue from contracts with customers for time charter services. In addition, material elements where the nature, amount, timing and uncertainty of revenue and cash flows differ from the monthly invoicing under time charter contracts are separately presented. Revenue recognized for the Majority held FSRUs includes the amortization of above market contract intangibles. Revenue recognized for Joint venture FSRUs includes the amortization of deferred revenues related to the charterer's reimbursements for certain vessel modifications and drydocking costs. As a result, the timing of cash flows differs from monthly time charter invoicing. The Partnership believes the nature of its time charter contracts are the same, regardless of whether the contracts are accounted for as direct financing leases or operating leases for accounting purposes. As such, when adopting the revised guidance on leases, the Partnership did not elect to apply the practical expedient to not separate lease and services components for operating leases because this would result in inconsistent disclosure for the time charter contracts.

The following tables summarize the disaggregated revenue of the Partnership by segment for the three and nine months ended September 30, 2019 and 2018:

	Three months ended September 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$22,602	6,476	—	29,078	(6,476)	$22,602
Time charter service revenues, excluding amortization	15,296	3,710	—	19,006	(3,710)	15,296
Amortization of above market contract intangibles	(916)	—	—	(916)	—	(916)
Amortization of deferred revenue for modifications & drydock	—	634	—	634	(634)	—
Total revenues (4)	$36,982	10,820	—	47,802	(10,820)	$36,982

	Three months ended September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization	$22,776	6,476	—	29,252	(6,476)	$22,776
Time charter service revenues, excluding amortization	15,441	3,412	—	18,853	(3,412)	15,441
Amortization of above market contract intangibles	(916)	—	—	(916)	—	(916)
Amortization of deferred revenue for modifications & drydock	—	574	—	574	(574)	—
Other revenue (3)	3	—	—	3	—	3
Total revenues (4)	$37,304	10,462	—	47,766	(10,462)	$37,304

	Nine months ended September 30, 2019
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization (2)	$66,216	19,215	—	85,431	(19,215)	$66,216
Time charter service revenues, excluding amortization	43,334	10,700	—	54,034	(10,700)	43,334
Amortization of above market contract intangibles	(2,716)	—	—	(2,716)	—	(2,716)
Amortization of deferred revenue for modifications & drydock	—	1,986	—	1,986	(1,986)	—
Other revenue (3)	64	—	—	64	—	64
Total revenues (4)	$106,898	31,901	—	138,799	(31,901)	$106,898

	Nine months ended September 30, 2018
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		segment		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	Eliminations (1)	reporting
Lease revenues, excluding amortization	$66,921	19,215	—	86,136	(19,215)	$66,921
Time charter service revenues, excluding amortization	43,490	11,068	—	54,558	(11,068)	43,490
Amortization of above market contract intangibles	(2,716)	—	—	(2,716)	—	(2,716)
Amortization of deferred revenue for modifications & drydock	—	1,750	—	1,750	(1,750)	—
Other revenue (3)	1,103	—	—	1,103	—	1,103
Total revenues (4)	$108,798	32,033	—	140,831	(32,033)	$108,798
(1)

Eliminations reverse the proportional amounts of revenue for Joint venture FSRUs to reflect the consolidated revenues included in the consolidated income statement. The Partnership's share of the Joint venture FSRUs revenues is included in Equity in earnings (loss) of joint ventures on the consolidated income statement.

(2)	The direct financing lease revenues comprise about one-fourth of the total lease revenues for the three and nine months ended September 30, 2019.
(3)

Other revenue consists of insurance proceeds received for claims related to repairs under the Mooring warranty. The Partnership was indemnified by Höegh LNG for the cost of the repairs related to the Mooring, subject to repayment to the extent recovered from insurance proceeds. Refer to notes 11 and 14.

(4)

Payments made by the charterer directly to the tax authorities on behalf of the subsidiaries for advance collection of income taxes or final income tax is recorded as a component of total revenues and is disclosed separately in the consolidated statement of cash flows.

The Partnership’s risk and exposure related to uncertainty of revenues or cash flows related to its long-term time charter contracts primarily relate to the credit risk associated with the individual charterers. Payments are due under time charter contracts regardless of the demand for the charterers’ gas output or the utilization of the FSRU.

The consolidated trade receivables, contract assets, contract liabilities and refund liabilities included in the tables below, exclude the balances for the Joint venture FSRUs. The Partnership’s share of net assets in the Joint venture FSRUs are recorded in the consolidated balance sheet using the equity method on the line accumulated losses in joint ventures.

The following table summarizes the allocation of consolidated receivables between lease and service components:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Trade receivable for lease	$5,408	$2,898
Trade receivable for time charter services	3,380	2,658
Total trade receivable and amounts due from affiliates	$8,788	$5,556

There were no impairment losses for trade receivables for lease or time charter services or contract assets for the three and nine months ended September 30, 2019 or for the year ended December 31, 2018.

The following tables summarize the consolidated contract assets, contract liabilities and refund liabilities to customers for the nine months ended September 30, 2019 and for the year ended December 31, 2018:

	Lease related		Services related
	Contract	Contract	Contract	Refund liability
(in thousands of U.S. dollars)	asset	liability	asset	to charters
Balance January 1, 2019	$7,517	(7,517)	—	$(1,834)
Additions	—	—	171	(721)
Reduction for receivables recorded	(624)	—	—	—
Reduction for revenue recognized (excluding amortization)	—	624	—	—
Repayments of refund liabilities to charterer	—	—	—	1,188
Balance September 30, 2019	6,893	(6,893)	171	(1,367)
Netting of contract asset and contract liability	(6,893)	6,893	—	—
Balance reflected in balance sheet September 30, 2019	$—	—	171	$(1,367)

	Lease related		Services related
	Contract	Contract	Contract	Refund liability
(in thousands of U.S. dollars)	asset	liability	asset	to charters
Balance January 1, 2018	$8,326	(8,326)	303	$(6,187)
Additions	—	—	—	(1,747)
Reduction for receivables recorded	(809)	—	(303)	—
Reduction for revenue recognized (excluding amortization)	—	809	—	—
Reduction for revenue recognized from previous years	—	—	—	2,772
Repayments of refund liabilities to charterer	—	—	—	3,328
Balance December 31, 2018	7,517	(7,517)	—	(1,834)
Netting of contract asset and contract liability	(7,517)	7,517	—	—
Balance reflected in balance sheet December 31, 2018	$—	—	—	$(1,834)

Contract assets are reported in the consolidated balance sheet as a component of prepaid expenses and other receivables. Current and non-current contract liabilities are reported in the consolidated balance sheet as components of accrued liabilities and other payables and other long-term liabilities, respectively. Refund liabilities are reported in the consolidated balance sheet as a component of accrued liabilities and other payables.

Under one of the time charter contracts, the contract provided for additional payments, including a finance component, over the initial term depending upon the actual commencement date of the contract within a defined window of potential commencement dates. The net present value of the additional payments was recorded as a lease related contract asset and a contract liability. The contract asset and contract liability are netted per customer.

The service-related contract asset reflected in the balance sheet relates to accrued revenue for reimbursable costs from charterers.

Refund liabilities to charterers include invoiced revenue to be refunded to charterers for estimated reimbursable costs that exceeded the actual cost incurred and for non-compliance with performance warranties in the time charter contracts that result in reduction of hire, liquidated damages or other performance related payments.

During the nine months ended September 30, 2019 the major changes in the refund liability to charterers related to the settlement of a 2018 performance claim of $1,101. During the year ended December 31, 2018, the major changes in the refund liability to charterers related to recognition of previously constrained revenue related to prior periods' performance obligations of $2,772 and repayment of $3,328 for the conclusion of audits by a charterer for the amount the charterer would reimburse for certain 2014, 2015 and 2016 costs.

As a result of adopting the revised guidance on leasing as of January 1, 2019, the lessor accounting did not change. Refer to note 2. Significant accounting policies;  Time charter revenues, related contract balances and expenses;  Lease revenue recognition; and Significant judgments in revenue recognition in the Partnership’s 2018 Annual Report for a description of the leases, lessor accounting policy and significant judgments made in applying lease accounting.

As of September 30, 2019, the minimum contractual future revenues to be received under the time charters for the PGN FSRU Lampung, the Höegh Gallant and the Höegh Grace during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Service related	Lease related	Total
2019 (excluding the nine months ended September 30, 2019)	$8,669	23,073	$31,742
2020	24,880	71,100	95,980
2021	19,703	59,903	79,606
2022	19,703	59,903	79,606
2023	19,703	59,903	79,606
2024	19,703	59,903	79,606
Thereafter	116,386	346,369	462,755
Total	$228,747	680,154	$908,901
Operating lease		$239,414
Direct financing lease		440,740
Discounting effect		(306,759)
Direct financing lease receivable		$133,981

The long-term time charter for the PGN FSRU Lampung with PGN LNG has an initial term of 20 years from the acceptance date of October 30, 2014 and the contract expires in 2034. The time charter hire payments began July 21, 2014 when the project was ready to begin commissioning. The lease element of the time charter is accounted for as a direct financing lease. The minimum contractual future revenues in the table above include the fixed payments for the services and lease elements for the initial term but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of tax expenses. The charterer has an option to purchase the PGN FSRU Lampung, which can be exercised after the third anniversary of the commencement of the charter until the twentieth anniversary, at stated prices in the time charter. The minimum contractual future revenues do not include the unexercised purchase option price. Should the purchase option be exercised in the short to medium term, the contractual price would exceed the net investment in financing lease, but the future hire payments would cease. The time charter also provides options for the charterer to extend the lease term for two five-year periods. Unexercised option periods are excluded from the minimum contractual future revenues.

The long-term time charter for the Höegh Gallant has an initial term of five years from April 2015 and the contract expires in 2020. The lease element of the time charter is accounted for as an operating lease. The minimum contractual future revenues in the table above include the fixed payments for the services element and the lease element which also covers the vessel operating expenses and taxes. Pursuant to an option agreement, the Partnership has the right to cause Höegh LNG to charter the Höegh Gallant from the expiration or termination of the initial five-year charter until July 2025 at a rate equal to 90% of the rate payable pursuant to the current charter plus any incremental taxes or operating expenses as a result of the new charter. Unexercised option periods are excluded from the minimum contractual future revenues.

The long-term time charter for the Höegh Grace has an initial term of 20 years and a non-cancellable lease period of 10 years and expires in 2036. Only the non-cancellable lease period is included the minimum contractual future revenues. The minimum contractual future revenues in the table above include the fixed payments for the services element and lease element but exclude the variable fees from the charterer for vessel operating expenses and reimbursement of certain taxes. Each party has an unconditional option to cancel the charter after 10 and 15 years without penalty. However, if the charterer waives its right to terminate in year 10 within a certain deadline, the Partnership will not be able to exercise its right to terminate in year 10. The charterer has an option to purchase the Höegh Grace at a price specified in the Höegh Grace charter in year 15 and year 20 of such charter. The minimum contractual future revenues do not include the unexercised purchase option price.

The lease element of time charter hire for the PGN FSRU Lampung is recognized over the lease term using the effective interest rate method and is included in time charter revenues. The direct financing lease is reflected on the consolidated balance sheets as net investment in direct financing lease, including the direct financing lease receivable and unguaranteed residual value, as follows:

	As of
	September 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Minimum lease payments	$589,074	$589,074
Unguaranteed residual value	146,000	146,000
Unearned income	(440,345)	(440,345)
Initial direct cost, net	3,095	3,095
Net investment in direct financing lease	297,824	297,824
Principal repayment and amortization	(17,843)	(14,751)
Net investment in direct financing lease at period end	279,981	283,073
Less: Current portion	(4,452)	(4,168)
Long term net investment in direct financing lease	$275,529	$278,905

Net investment in direct financing lease consists of:
Direct financing lease receivable	$133,981	$137,073
Unguaranteed residual value	146,000	146,000
Net investment in direct financing lease at period end	$279,981	$283,073